Related party disclosures (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related party disclosures [Line Items]
Current receivables due from related parties	$ 86,152	$ 62,601
Top of range [Member]
Related party disclosures [Line Items]
Current receivables due from related parties	$ 717	7,545
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Current receivables due from related parties		$ 6,502